CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Series A convertible preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Series A convertible preferred stock, shares authorized	114,000	114,000	114,000
Series A convertible preferred stock, shares issued	0	0	0
Series A convertible preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	10,047,546	9,909,212	9,895,462
Common stock, shares outstanding	9,216,621	9,078,287	9,064,537
Treasury stock, at cost	830,925	830,925	830,925